Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We maintain various cybersecurity measures and protocols to safeguard our systems and data and monitor and assess potential threats to pre-emptively address any emerging cyber risks. In conjunction with leading technology service providers to the international shipping industry, Akereon Business & IT Consulting Services, or Akereon, and Danaos Management Consultants S.A., we have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These processes include access controls to organizational systems, email / data encryption, cybersecurity training and security awareness campaigns through electronic mail, and are designed to systematically evaluate potential vulnerabilities and cybersecurity threats and minimize their potential impact on our operations, assets and shareholders. Our cybersecurity processes share common methodologies, reporting channels and governance processes with our broader cyber processes. By embedding cybersecurity into and aligning it with our broader processes, we aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations, including off-site redundancy of data services.

For a period of years, we have engaged internationally recognized consultants and other third-party specialists to enhance the effectiveness of our cybersecurity processes, augment our internal capabilities, validate our controls, and stay abreast of evolving cybersecurity risks and best practices. These advisors interact with the Company’s management throughout the fiscal year for certain IT services, and, as appropriate, to assess, test or otherwise assist with aspects of our security controls. Grant Thornton (Greece) periodically reviews our IT systems and operations and reports on management progress to our Audit Committee of the Board of Directors. These reports, amongst other things, highlight significant or emerging cybersecurity threats, their potential impact on the organization, ongoing initiatives to mitigate risks and any proposed actions or investments required to enhance our cybersecurity posture.

Cybersecurity Risk Management Processes Integrated [Text Block]	we have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Responsibility for overseeing cybersecurity risks is part of the responsibility of our Chief Operating Officer who interfaces with Akereon and our internal coordinator to monitor, detect and assess cybersecurity risks and potential incidents, including interfacing with ITM, Maritime, Konkar Agencies and our third -party technology service providers. Akereon and our internal coordinator are expected to keep abreast of cybersecurity best practices and procedures, and they are responsible for assessing, identifying and mitigating material cybersecurity risks, including at a strategic level, monitoring for, defending against and remediating cybersecurity incidents and implementing and making improvements to our overall cybersecurity strategy. The IT services, including cybersecurity, are provided to us pursuant to the Head Management Agreement.

Cybersecurity Threats

For the year ended December 31, 2025, and through the date of this Annual Report, we are not aware of and did not detect any material risks from cybersecurity incidents or threats that have materially affected or are reasonable likely to materially affect the Company, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true